Information on how numbers were calculated (Details 4) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
InflaRx N.V.
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Tax carry forwards	€ 75,767,524	€ 33,571,438
InflaRx GmbH
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Tax carry forwards	34,786,686	34,787,686
InflaRx Pharmaceutical Inc.
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Tax carry forwards	€ 3,816,023	€ 1,651,579